Fair Value of Financial Instruments (Brooklyn ImmunoTherapeutics, LLC)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value of Financial Instruments
7.	Fair Value of Financial Instruments

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and accrued liabilities approximate fair value due to the short maturity of these instruments. The fair value of long-term debt is based on the Company’s current borrowing rate for similar types of borrowing arrangements.

ASC No. 820, Fair Value Measurements and Disclosures, applies to certain assets and liabilities that are being measured and reported on a fair value basis. Broadly, the ASC No. 820 framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. ASC No. 820 also establishes a fair value hierarchy for ranking the quality and reliability of the information used to determine fair values. This hierarchy is as follows:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis:

The Company does not have assets or liabilities that are measured at fair value on a recurring basis.

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis:

Certain assets are measured at fair value on a non-recurring basis and are subject to fair value adjustments only in certain circumstances. Goodwill is written down to fair value when determined to be impaired, and long-lived assets, including capitalized software, are written down to fair value when they are held for sale or determined to be impaired. The valuation methods for goodwill and long-lived assets involve assumptions concerning interest and discount rates, growth projections, and/or other assumptions of future business conditions. As all of the assumptions employed to measure these assets and liabilities on a nonrecurring basis are based on management’s judgment using internal and external data, these fair value determinations are classified in Level 3 of the valuation hierarchy.

There were no transfers between fair value measurement levels during the year ended December 31, 2019.

Brooklyn Immunotherapeutics, LLC [Member]
Fair Value of Financial Instruments
NOTE 5	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

●	Level 1 Inputs – Valued based on quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

●	Level 2 Inputs – Valued based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

●	Level 3 Inputs – Valued based on inputs for which there is little or no market value, which require the reporting entity to develop its own assumptions.

The following tables summarize the liabilities that are measured at fair value as of September 30, 2020 and December 31, 2019:

	September 30, 2020
Description	Level 1	Level 2	Level 3
Liabilities:
Contigent consideration	-	-	870,000
Total	$-	$-	$870,000

	December 31, 2019
Description	Level 1	Level 2	Level 3
Liabilities:
Contigent consideration	-	-	870,000
Total	$-	$-	$870,000

Contingent consideration has been initially valued at the transaction price and subsequently valued, at the end of each reporting period, utilizing third-party pricing services or other market observable data. The third-party pricing services utilize industry standard valuation models, including discounted cash flow analysis to determine value. After completing its validation procedures, the Company did not adjust any fair value carrying amounts as of September 30, 2020. The contingent consideration of $870,000 is resultant to the Asset Purchase Agreement with IRX entered by BITX for the acquisition of substantially all of the net assets of IRX, according to which, BITX is obligated to pay royalties to certain noteholders and shareholders of IRX based on future revenues from any future IRX-2 product sales. The fair value of the contingent consideration has been estimated using the discounted cash flow method of the income approach.

For purposes of this calculation, a royalty equal to 13% of revenue (consisting of the royalty due to USF and the royalty due to the collaborator) is assumed until 2029 and a royalty of 7% of revenues is assumed from 2030 to 2038. The post patent decline is 50% in the first year and 10% thereafter. Income taxes were projected to be 26% of net Company royalty savings. The cash flows were discounted by the liability specific weighted average cost of capital of 34% using the mid-point convention.